Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (106.9%)
Aerospace & Defense (1.2%)
$800	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 103.75)(1)	(B-, NR)	03/15/27	7.500	$822,000
1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,305,000

					2,127,000

Auto Parts & Equipment (2.4%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,147,900
625	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	551,875
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1)	(BB+, Ba1)	09/15/26	4.750	1,910,000
250	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	251,250
350	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	357,875

					4,218,900

Brokerage (2.5%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 101.72)(1)	(B+, B1)	04/15/22	6.875	606,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 101.88)(1)	(B+, B1)	04/15/21	7.500	1,479,000
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B2)	09/15/25	5.750	2,411,338

					4,496,338

Building & Construction (1.0%)
1,750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,732,500

Building Materials (8.4%)
1,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	1,017,500
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	360,063
1,200	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,179,000
1,455	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B2)	10/01/24	5.500	1,434,994
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	319,410
250	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	247,500
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,604,625
1,025	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	976,312
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	472,500
1,075	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 104.00)(1)	(B-, Caa1)	04/15/26	8.000	969,403
2,350	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/19 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	2,394,062
2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	2,446,937
750	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	727,725
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	810,500

					14,960,531

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (8.5%)
$825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 04/29/19 @ 103.31)(1)	(B+, B2)	02/15/23	6.625	$845,625
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	1,236,875
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	540,375
1,200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/16/19 @ 103.13)(1)	(B, B2)	05/15/24	6.250	1,213,500
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	1,926,312
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	696,987
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	854,250
594	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/08/19 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	606,623
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	51,183
500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	515,150
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	425,000
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	387,595
2,350	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/19 @ 105.16)(1)	(B, B3)	08/15/23	6.875	2,456,426
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,379,000
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	657,619
1,350	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,336,500

					15,129,020

Chemicals (7.1%)
1,700	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(3)	(CCC+, Caa1)	06/01/23	8.750	1,661,750
1,500	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,455,000
500	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	511,250
1,440	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,411,675
400	Neon Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.06)(1)	(B, B3)	04/01/26	10.125	409,000
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	930,000
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	520,625
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7)	(NR, NR)	05/01/19	9.000	3,730
575	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(8)	(B-, Caa1)	10/01/26	8.000	580,750
800	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	903,708
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	951,250
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	1,437,225
1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1),(8)	(BB-, B2)	07/15/25	5.750	1,496,000
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	342,469

					12,614,432

Consumer/Commercial/Lease Financing (0.2%)
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/2019 @ 101.84)(1)	(BB+, B1)	04/15/21	7.375	382,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods (1.7%)
$900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	$936,000
500	Anixter, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/25 @ 100.00)(1)	(BB, Ba3)	12/01/25	6.000	526,250
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	470,000
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,035,000

					2,967,250

Electronics (1.7%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,741,250
1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,236,000

					2,977,250

Energy - Exploration & Production (1.7%)
525	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BB+, Ba2)	03/31/25	5.875	551,906
932	Talos Production Finance, Inc., Global Secured Notes (Callable 05/10/19 @ 105.50)(8)	(NR, NR)	04/03/22	11.000	984,673
1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	1,501,875

					3,038,454

Food - Wholesale (0.6%)
1,160	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	1,152,750

Gaming (3.5%)
500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, B3)	08/15/26	6.000	514,375
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,673,437
1,683	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,765,046
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,542,450
750	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	777,188

					6,272,496

Gas Distribution (2.5%)
1,450	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	1,410,125
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	712,500
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 04/29/2019 @ 104.50)	(B+, B1)	05/15/23	6.000	165,640
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	723,750
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	415,438
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	1,037,000

					4,464,453

Health Facilities (1.4%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	795,000
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,237,566
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	508,750

					2,541,316

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services (2.6%)
$1,625	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	$1,606,719
825	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	830,189
1,200	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,212,000
1,075	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 101.00)(1),(3)	(CCC+, Caa2)	11/01/21	8.125	1,064,250

					4,713,158

Hotels (1.2%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,091,243

Insurance Brokerage (3.3%)
100	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1),(8)	(B, B2)	02/15/24	8.125	103,804
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,810,000
710	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 04/08/19 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	731,300
855	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	848,587
2,560	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	2,457,600

					5,951,291

Investments & Misc. Financial Services (2.6%)
2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,526,547
2,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	2,196,889

					4,723,436

Machinery (1.9%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	986,250
1,600	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(B+, B1)	12/15/25	4.875	1,588,000
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	772,094

					3,346,344

Media - Diversified (0.3%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	508,750

Media Content (1.6%)
1,550	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(NR, B3)	06/15/24	7.625	1,646,875
1,200	Netflix, Inc., Rule 144A, Senior Unsecured Notes(1)	(BB-, Ba3)	11/15/28	5.875	1,270,500

					2,917,375

Metals & Mining - Excluding Steel (4.8%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba2)	01/15/24	4.875	1,534,500
2,000	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/19 @ 100.00)(1)	(B, B2)	12/15/20	6.125	1,962,400
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	1,396,875
1,307	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	1,346,210
2,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(5)	(B, B3)	06/15/22	8.750	2,358,750

					8,598,735

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services (3.6%)
$1,575	FTS International, Inc., Global Senior Secured Notes (Callable 04/29/19 @ 103.13)	(B, B3)	05/01/22	6.250	$1,531,687
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	865,000
200	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/29/19 @ 101.81)(1),(8)	(B-, B3)	05/15/21	7.250	173,000
325	Nine Energy Service, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 104.38)(1)	(B, B3)	11/01/23	8.750	337,188
845	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 04/29/19 @ 100.00)(3)	(NR, NR)	02/04/20	8.400	304,311
1,260	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 04/29/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	793,800
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	2,387,500

					6,392,486

Oil Refining & Marketing (1.0%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 04/29/19 @ 103.13)(1)	(B+, B3)	08/15/22	6.250	498,750
1,250	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 04/29/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	1,268,750

					1,767,500

Packaging (3.4%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,052,625
1,000	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	1,007,300
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,920,000
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,023,094

					6,003,019

Personal & Household Products (1.6%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	546,750
1,124	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,108,545
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/19 @ 104.78)(1),(8)	(B, Caa1)	03/01/24	6.375	1,175,875

					2,831,170

Pharmaceuticals (3.8%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B-, B3)	04/01/26	9.250	548,400
1,525	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/19 @ 102.94)(1)	(B-, B3)	05/15/23	5.875	1,549,781
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	272,513
1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba2)	03/15/24	7.000	1,378,650
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	995,000
410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 04/29/19 @ 104.50)(1)	(CCC+, Caa1)	07/15/23	6.000	317,750
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(8)	(B+, Ba3)	10/15/24	5.875	641,062
1,682	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,093,300

					6,796,456

Printing & Publishing (0.6%)
1,000	Multi-Color Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1),(8)	(B, B2)	11/01/25	4.875	1,035,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Development & Management (0.3%)
$600	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	$618,941

Real Estate Investment Trusts (1.4%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/29/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	754,687
600	iStar, Inc., Senior Unsecured Notes (Callable 04/29/19 @ 103.25)	(BB-, Ba3)	07/01/21	6.500	612,000
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	983,750
165	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	169,744

					2,520,181

Recreation & Travel (3.2%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,343,750
1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,044,056
750	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	776,250
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	644,345
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	1,139,213
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 04/29/19 @ 102.56)	(BB+, Ba2)	02/01/23	5.125	680,906

					5,628,520

Restaurants (2.3%)
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	2,115,750
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B, B3)	10/15/25	5.000	2,054,873

					4,170,623

Software - Services (5.8%)
1,000	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,003,750
937	Epicor Software Corp., Rule 144A, Secured Notes (Callable 04/29/19 @ 102.00), LIBOR 3M + 7.250%(1),(10)	(NR, NR)	06/30/23	9.840	932,839
900	First Data Corp., Rule 144A, Secured Notes (Callable 04/08/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	928,800
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(8)	(CCC, Caa1)	12/31/24	7.875	2,332,880
950	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 101.78)(1),(3)	(CCC, Caa2)	05/01/21	7.125	952,660
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 04/12/19 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	1,035,063
2,175	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	2,368,401
750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	758,906

					10,313,299

Specialty Retail (2.5%)
1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,008,750
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	988,750
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	750,000
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	1,633,500

					4,381,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Steel Producers/Products (1.1%)
$600	Commercial Metals Co., Global Senior Unsecured Notes (Callable 04/15/21 @ 102.88)	(BB+, Ba2)	04/15/26	5.750	$600,000
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	386,000
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	1,065,625

					2,051,625

Support - Services (6.6%)
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	491,269
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,215,840
1,050	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	1,051,312
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,457,831
663	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 04/29/19 @ 103.94)(1)	(BB, Ba2)	11/15/23	5.250	679,575
2,025	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,976,906
1,112	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,125,900
1,100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	1,072,720
1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, NR)	05/01/25	7.875	1,757,500
900	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	902,250

					11,731,103

Tech Hardware & Equipment (1.5%)
150	CommScope Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(BB, Ba1)	03/01/26	6.000	155,531
1,225	CommScope Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/22 @ 104.13)(1)	(B+, B1)	03/01/27	8.250	1,274,000
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, B1)	03/15/27	5.000	466,819
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, B1)	06/15/25	6.000	853,956

					2,750,306

Telecom - Wireless (0.5%)
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	945,250

Telecom - Wireline Integrated & Services (1.1%)
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba2)	05/15/27	5.375	368,480
1,650	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,604,625

					1,973,105

Theaters & Entertainment (3.2%)
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 04/22/19 @ 101.47)(8)	(CCC+, B3)	02/15/22	5.875	611,250
850	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(8)	(CCC+, B3)	05/15/27	6.125	772,437
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(CCC+, B3)	11/15/26	5.875	452,500
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 04/25/19 @ 104.50)(1)	(BB-, Ba2)	06/15/23	6.000	788,475
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 04/29/19 @ 102.44)	(BB, B2)	06/01/23	4.875	1,274,125
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, B1)	03/15/26	5.625	724,500
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	1,033,969

					5,657,256

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Transport Infrastructure/Services (0.7%)
$1,750	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/29/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	$1,170,313

TOTAL CORPORATE BONDS (Cost $193,196,613)					190,662,675

BANK LOANS (22.6%)
Aerospace & Defense (0.5%)
871	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(10)	(CCC+, B3)	11/28/21	7.776	854,679

Auto Parts & Equipment (0.8%)
744	Dayco Products LLC, LIBOR 3M + 4.250%(6),(10)	(B, B2)	05/19/23	6.879	729,512
651	U.S. Farathane LLC, LIBOR 3M + 3.500%(6),(10)	(B+, B2)	12/23/21	6.101	633,559

					1,363,071

Building Materials (1.9%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(5),(6),(10)	(CCC+, Caa2)	04/27/26	11.249	890,000
1,173	Fastener Acquisition, Inc., LIBOR 1M + 8.750%(5),(6),(10)	(CCC+, Caa2)	03/30/26	11.249	1,102,159
1,496	LBM Borrower LLC, LIBOR 1M + 3.750%(10)	(B+, B3)	08/20/22	6.249	1,441,474

					3,433,633

Chemicals (4.2%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(5),(6),(10)	(NR, Caa1)	08/11/25	11.049	965,000
616	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(5),(6),(10)	(CCC, Caa2)	11/18/24	10.499	616,249
250	Houghton International, Inc., LIBOR 1M + 8.500%(6),(10)	(B-, Caa1)	12/21/20	10.999	250,000
1,596	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(10)	(B, B2)	10/15/25	9.198	1,597,982
987	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/21/21	6.499	950,960
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(10)	(CCC, Caa2)	10/27/25	10.851	1,707,711
1,538	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B2)	08/12/24	6.601	1,363,945

					7,451,847

Diversified Capital Goods (1.1%)
1,000	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(10)	(B, B1)	11/30/23	6.629	942,915
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(5),(6),(10)	(B-, Caa2)	01/30/23	11.101	974,850

					1,917,765

Electronics (1.1%)
500	CPI Acquisition, Inc., LIBOR 3M + 4.500%(10)	(CCC+, Caa1)	08/17/22	7.349	337,250
750	CPI International, Inc., LIBOR 1M + 7.250%(6),(10)	(CCC+, Caa2)	07/28/25	9.749	742,500
982	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.351	964,561

					2,044,311

Food - Wholesale (0.4%)
750	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B+, B2)	10/22/25	6.749	648,000

Health Facilities (0.8%)
1,093	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(10)	(B, B3)	02/22/24	8.000	998,725
494	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(10)	(B-, B3)	06/30/23	7.749	485,100

					1,483,825

Health Services (0.7%)
1,200	VVC Holding Corp., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	7.197	1,186,500

Insurance Brokerage (1.1%)
1,960	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.879	1,951,163

Investments & Misc. Financial Services (0.8%)
859	Ditech Holding Corp., Prime + 7.000%(4),(10)	(D, Ca)	06/30/22	12.500	592,075
881	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(10)	(B+, B2)	12/07/20	7.486	880,126

					1,472,201

Machinery (1.4%)
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC+, Caa2)	09/06/26	9.249	760,849
650	MW Industries, Inc., LIBOR 3M + 8.000%(5),(6),(10)	(CCC, Caa2)	09/29/25	10.601	633,750
1,125	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(6),(10)	(B-, Caa2)	09/30/24	11.499	1,122,188

					2,516,787

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Media Content (0.3%)
$500	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	$564,092

Medical Products (0.5%)
889	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(6),(10)	(B-, B3)	06/15/23	7.486	848,620

Personal & Household Products (2.3%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(6),(10)	(CCC+, Caa1)	09/29/25	10.249	990,000
591	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	7.249	589,620
1,350	Comfort Holding LLC, LIBOR 1M + 10.000%(5),(10)	(CCC-, Caa3)	02/03/25	12.499	1,343,250
1,250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC-, Caa2)	11/08/24	10.489	639,063
492	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	6.352	491,567

					4,053,500

Recreation & Travel (0.3%)
71	Bulldog Purchaser, Inc.(10),(11),(12)	(CCC+, Caa2)	09/04/26	3.875	70,319
468	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(10)	(CCC+, Caa2)	09/04/26	10.249	464,104

					534,423

Software - Services (1.5%)
623	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.851	602,210
1,053	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.750	1,046,237
322	LDiscovery LLC, LIBOR 2M + 5.875%(5),(10)	(B-, B3)	12/09/22	8.461	280,500
750	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa1)	02/22/25	10.851	750,937

					2,679,884

Specialty Retail (1.2%)
1,250	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(6),(10)	(CCC+, Caa1)	10/03/25	10.239	1,231,250
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	971,875

					2,203,125

Support - Services (0.7%)
1,684	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(5),(6),(10)	(C, Caa3)	11/14/19	13.500	580,923
650	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(10)	(CCC+, Caa2)	08/25/25	10.249	621,832

					1,202,755

Telecom - Wireline Integrated & Services (0.2%)
375	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(10)	(CCC, Caa2)	07/23/26	10.000	367,500

Theaters & Entertainment (0.8%)
1,330	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B2)	07/03/26	7.000	1,274,856
171	NEG Holdings LLC, LIBOR 3M + 8.000%(5),(6),(7),(10)	(B-, B3)	10/17/22	10.601	160,811

					1,435,667

TOTAL BANK LOANS (Cost $42,381,514)					40,213,348

ASSET BACKED SECURITIES (1.1%)
Collateralized Debt Obligations (1.1%)
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	01/20/25	7.511	985,241
1,000	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	5.847	1,002,661

TOTAL ASSET BACKED SECURITIES (Cost $1,927,932)					1,987,902

Number of Shares

COMMON STOCKS (1.6%)
Auto Parts & Equipment (0.6%)
46,071	UCI International, Inc.(5),(6),(7),(13)				1,036,597

Building & Construction (0.0%)
5	White Forest Resources, Inc.(5),(6),(7),(13)				6

Number of Shares		Value

COMMON STOCKS (continued)
Building Materials (0.0%)
372	Dayton Superior Corp.(5),(6),(7),(13)	$—

Chemicals (0.1%)
2,794	Project Investor Holdings LLC(5),(6),(7),(13)	18,776
46,574	Proppants Holdings LLC(5),(6),(7),(13)	186,296

		205,072

Energy - Exploration & Production (0.8%)
347,803	Independence Contract Drilling, Inc.(13)	732,195
26,788	Talos Energy, Inc.(13)	711,489

		1,443,684

Support - Services (0.1%)
800	LTR Holdings LLC(5),(6),(7),(13)	198,360
433	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(13)	4
39	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(13)	1
96	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(13)	1

		198,366

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(5),(6),(7),(13)	20

TOTAL COMMON STOCKS (Cost $3,542,190)		2,883,745

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(5),(6),(7),(13) (Cost $156,000)	—

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(13) (Cost $6,054)	26,430

SHORT-TERM INVESTMENT (4.0%)
7,043,925	State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(14) (Cost $7,043,925)	7,043,925

TOTAL INVESTMENTS AT VALUE (136.2%) (Cost $248,254,228)		242,818,025

LIABILITIES IN EXCESS OF OTHER ASSETS (-36.2%)		(64,498,188)

NET ASSETS (100.0%)		$178,319,837

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $160,117,361 or 89.8% of net assets.

(2)	This security is denominated in British Pound.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Bond is currently in default.
(5)	Illiquid security (unaudited).
(6)	Security is valued using significant unobservable inputs.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Security or portion thereof is out on loan.

(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of March 31, 2019.
(11)	Unfunded loan commitment.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of March 31, 2019.

(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2019.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	55,103	USD	64,038	10/11/19	Morgan Stanley	$64,038	$62,865	$(1,173)
GBP	38,810	USD	49,915	10/11/19	Morgan Stanley	49,915	51,039	1,124
USD	3,162,290	EUR	2,659,343	10/11/19	Morgan Stanley	(3,162,290)	(3,033,959)	128,331
USD	823,767	GBP	613,602	10/11/19	Morgan Stanley	(823,767)	(806,952)	16,815

								$145,097

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$190,658,945	$3,730		$190,662,675
Bank Loans	—	27,256,877	12,956,471		40,213,348
Asset Backed Securities	—	1,987,902	—		1,987,902
Common Stocks	711,489	732,195	1,440,061	(1)	2,883,745	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Warrant	—	—	26,430		26,430
Short-Term Investment	—	7,043,925	—		7,043,925

	$711,489	$227,679,844	$14,426,692	(1)	$242,818,025	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$146,270	$—		$146,270

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,173	$—		$1,173

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Warrant	Total
Balance as of December 31, 2018	$921,990	$12,855,455	$1,002,107	(1)	$0	(1)	$—	$14,779,552 (1)
Accrued discounts (premiums)	18,367	102,081	—		—		—	120,448
Purchases	—	555,441	334,633		—		6,055	896,129
Sales	—	(848,966)	—		—		—	(848,966)
Realized gain (loss)	—	(1,336,823)	—		—		20,375	(1,316,448)
Change in unrealized appreciation (depreciation)	(3,788)	1,069,155	103,321		—		—	1,168,688
Transfers into Level 3	—	5,155,777	—		—		—	5,155,777
Transfers out of Level 3	(932,839)	(4,595,649)	—		—		—	(5,528,488)

Balance as of March 31, 2019	$3,730	$12,956,471	$1,440,061	(1)	$0	(1)	$26,430	$14,426,692 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(18,499)	$(107,426)	$103,321		$—		$20,375	$(2,229)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 3/31/2019	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Corporate Bonds	$3,730	Income Approach	Expected remaining distribution	NA
Bank Loans	$12,795,660	Vendor Pricing	Single Broker Quote	$0.34 – $1.00 ($0.90)
	$160,811	Market Approach	Comparable Bond Price	NA
Common Stocks	$1,241,669	Vendor Pricing	Single Broker Quote	$4.00 – $22.50 ($13.01)
	$20	Income Approach	Expected remaining distribution	NA
	$198,366	Market Approach	EBITDA Multiples	3.5 – 6.1 (6.1)
	$6	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	NA
	$0	Market Approach	Enterprise Value	NA
Preferred Stock	$0	Market Approach	Enterprise Value	NA
Warrant	$26,430	Market Approach	EBITDA Multiples	6.1 – 7.6 (6.6)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2019, $5,155,777 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,528,488 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.